Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Acquired Intangible Assets

Acquired intangible assets were as follows as of year end.

	2019			2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangible assets(1):
Core deposit intangibles	14,792	8,049	6,743	14,792	7,104	7,688
Total core deposit intangible assets	$14,792	$8,049	$6,743	$14,792	$7,104	$7,688

(1)	Excludes fully amortized core deposit intangible assets

Schedule of Mortgage Servicing Rights (MSRs) and Related Valuation Allowance

Activity for mortgage servicing rights (MSRs) and the related valuation allowance follows:

	2019	2018
Loan Servicing Rights:
Beginning of year	$1,664	$743
Additions	247	1,047
Disposals	—	—
Amortized to expense	247	126
Other Charges	—	—
Change in valuation allowance	102	—
End of year	$1,562	$1,664

Valuation allowance:
Beginning of year	$—	$—
Additions expensed	102	—
Reductions credited to operations	—	—
Direct write-offs	—	—
End of year	$102	$—

Schedule of Estimated Future Amortization Expense

Estimated amortization expense for each of the next five years and thereafter is as follows:

	MSRs	Core deposit intangibles	Total
2020	$89	$914	$1,003
2021	89	891	980
2022	88	868	956
2023	87	840	927
2024	86	804	890
Thereafter	1,123	2,426	3,549
	$1,562	$6,743	$8,305